SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 333-139427)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 43	[X]
and
REGISTRATION STATEMENT (No. 811-21991)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 46	[X]

Fidelity Rutland Square Trust II
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Marc R. Bryant, Esq.	With copies to:
Secretary and Chief Legal Officer	Joseph R. Fleming, Esq.
245 Summer Street	Dechert LLP
Boston, Massachusetts 02210	200 Clarendon Street, 27th Floor
(Name and Address of Agent for Service)	Boston, MA 02116-5021

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

EXHIBIT INDEX

Exhibit

Exhibit No.

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 43 & 46 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 19th day of May 2014.

Fidelity Rutland Square Trust II
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	May 19, 2014
Kenneth B. Robins		(Principal Executive Officer)

/s/Nicholas E. Steck		Chief Financial Officer	May 19, 2014
Nicholas E. Steck		(Principal Financial Officer)

/s/Peter C. Aldrich	*	Trustee	May 19, 2014
Peter C. Aldrich

/s/Amy Butte Liebowitz	*	Trustee	May 19, 2014
Amy Butte Liebowitz

/s/Ralph F. Cox	*	Trustee	May 19, 2014
Ralph F. Cox

/s/Mary C. Farrell	*	Trustee	May 19, 2014
Mary C. Farrell

/s/Karen Kaplan	*	Trustee	May 19, 2014
Karen Kaplan

/s/Roger T. Servison		Trustee	May 19, 2014
Roger T. Servison

/s/Derek Young		Trustee	May 19, 2014
Derek Young

*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, attorney in fact

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Commonwealth Trust II and Fidelity Rutland Square Trust II (the "Trusts"), pursuant to the authority granted to the Trusts' Board of Trustees in Section 4.01(l) of Article IV of the Trusts' Trust Instruments dated September 25, 2006 and March 8, 2006, respectively, hereby constitute and appoint Thomas C. Bogle, Kathryn Cohen, Joseph R. Fleming, and Megan C. Johnson, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trusts on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 1, 2011.

WITNESS our hands on this first day of December, 2011.

/s/Peter C. Aldrich	/s/Amy Butte Liebowitz
Peter C. Aldrich	Amy Butte Liebowitz
/s/Ralph F. Cox	/s/Karen Kaplan
Ralph F. Cox	Karen Kaplan

POWER OF ATTORNEY

I, the undersigned Trustee of Fidelity Rutland Square Trust II (the "Trust"), pursuant to the authority granted to the Trust's Board of Trustees in Section 4.01(l) of Article IV of the Trust's Trust Instrument dated March 8, 2006, hereby constitute and appoint Thomas C. Bogle, Kathryn Cohen, Joseph R. Fleming, and Megan C. Johnson, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2013.

WITNESS my hand on this 1st day of April, 2013.

/s/Mary C. Farrell
Mary C. Farrell